Earnings (Loss) Per Share - Schedule of Shares Excluded from Calculation of Diluted EPS (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	8,127,944	8,127,944
Public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	2,519,869	2,519,869
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	4,333,333	4,333,333
Penny Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	1,274,742	1,274,742